Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2020
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 14 – Related Party Balances and Transactions

The balances due to related parties were as follows:

	March 31,	December 31,
	2020	2019

Dr. Henglong Chen and his affiliates *	$969,430	$932,616
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	693,138	692,140
Mr. Wangfeng Yan, CEO of the Company since December 7, 2019 and his affiliate Lishui JiuAnJu Commercial Trade Co., Ltd.	(606,642)	1,364
Total	$1,055,926	$1,626,120

*Dr. Henglong Chen is the original shareholder of Shangchi Automobile (formerly known as Suzhou E-Motors). The Company acquired his 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of Shangchi Automobile. As of June 30, 2020 and December 31, 2019, the amount due to Dr. Henglong Chen and his affiliates were $969,430 and $932,616, respectively.

As of June 30, 2020 and December 31, 2019, the Company also borrowed $693,138 and $692,140 from Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company, for working capital purpose.

Tantech’s subsidiary made advances in June 2020 to Lishui JiuAnJu Commerical Trade Co., Ltd. (“LJC”), a company controlled by Mr. Wangfeng Yan, the CEO of Tantech since December 7, 2019. The balance due from LJC was $623,731 as of June 30, 2020 which was fully repaid in early July 2020. Mr. Wangfeng Yan also made advances to the Company. The balance due to Mr. Wangfeng Yan was $17,089 and $1,364 as of June 30, 2020 and December 31, 2019, respectively.

All balances of due to/due from the related parties were unsecured, interest-free and due upon demand.

The Company’s major shareholder Mr. Zhengyu Wang and his wife Ms. Yefang Zhang, as well as related party entities controlled by Mr. Wang, provided guarantees to the Company’s bank loans (Note 12).

Advance to vendors - related party

During the six months ended June 30, 2020, the Company made advance of $1,415,000 (RMB 10 million) to Lishui Jiuanju Commercial Trade Co., Ltd., a company controlled by our CEO, Mr. Wangfeng Yan, to purchase bamboo charcoal materials. The transaction was in the normal course of business and the materials were subsequently received in July 2020.